T. ROWE PRICE Retirement Blend 2025 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 41.7%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  87,680 16,748 4,066 10,529,298 101,818
U.S. Limited Duration TIPS Index
Fund  61,669 16,678 3,093 8,060,647 76,657
International Bond Fund (USD
Hedged)  34,521 5,660 1,593 4,518,631 38,634
Dynamic Global Bond Fund  20,940 2,900 940 2,939,132 22,867
U.S. Treasury Long-Term Index
Fund  18,798 2,478 1,083 2,881,566 20,373
Emerging Markets Bond Fund  17,023 2,378 746 2,037,426 19,376
High Yield Fund  15,074 2,128 658 2,792,249 16,781
Dynamic Credit Fund  7,299 1,486 370 956,328 8,521
Floating Rate Fund  5,051 723 221 600,859 5,564
Total Bond Funds (Cost $306,474) 310,591
EQUITY FUNDS 55.0%
T. Rowe Price Funds:
Equity Index 500 Fund  93,516 14,243 8,015 637,770 108,529
International Equity Index Fund  48,434 5,732 2,874 2,773,285 53,608
Hedged Equity Fund  35,317 4,500 1,577 3,032,602 40,637
Value Fund  34,905 4,109 1,483 806,720 39,505
Growth Stock Fund  32,110 3,829 2,592 311,673 36,768
Real Assets Fund  24,542 2,937 1,071 1,764,595 28,798
International Value Equity Fund  18,770 2,188 1,317 948,070 21,113
Mid-Cap Index Fund  11,740 1,349 975 578,209 13,438
International Stock Fund  11,592 1,356 581 569,178 12,641
Emerging Markets Discovery Stock
Fund  9,950 1,180 903 685,632 11,327
Emerging Markets Stock Fund  8,628 1,069 368 260,252 10,204
Small-Cap Index Fund  8,469 973 915 586,800 9,835
Mid-Cap Growth Fund  6,306 730 272 68,899 7,183
Mid-Cap Value Fund  5,378 619 253 187,137 6,234
Small-Cap Value Fund  5,257 590 440 108,312 6,025
New Horizons Fund (2) 3,615 411 459 68,311 3,903
Total Equity Funds (Cost $341,758) 409,748
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,200 1,101 1,022 99
Total Other Mutual Funds (Cost $99) 99

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds  3.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 30,000 7,404 13,082 24,321,572 24,322
Total Short-Term Investments (Cost $24,322) 24,322
Total Investments in Securities 100.0%
(Cost $672,653) $ 744,760
Other Assets Less Liabilities (0.0)% (203)
Net Assets 100.0% $ 744,557
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ 106 $ 154
Dynamic Global Bond Fund  (17) (33) 318
Emerging Markets Bond Fund  (8) 721 312
Emerging Markets Discovery Stock Fund  19 1,100 —
Emerging Markets Stock Fund  15 875 —
Equity Index 500 Fund  102 8,785 311
Floating Rate Fund  — 11 104
Growth Stock Fund  (10) 3,421 —
Hedged Equity Fund  (20) 2,397 —
High Yield Fund  (2) 237 294
International Bond Fund (USD Hedged)  (49) 46 389
International Equity Index Fund  18 2,316 —
International Stock Fund  4 274 —
International Value Equity Fund  16 1,472 —
Mid-Cap Growth Fund  (11) 419 —
Mid-Cap Index Fund  6 1,324 —
Mid-Cap Value Fund  (32) 490 —
New Horizons Fund  (12) 336 —
QM U.S. Bond Index Fund  (96) 1,456 1,051
Real Assets Fund  (20) 2,390 —
Small-Cap Index Fund  (66) 1,308 —
Small-Cap Value Fund  (30) 618 —
Transition Fund  (1) — —
U.S. Limited Duration TIPS Index Fund  (104) 1,403 329
U.S. Treasury Long-Term Index Fund  (51) 180 210
Value Fund  (19) 1,974 —
U.S. Treasury Money Fund, 4.35% — — 303
Totals $ (370)# $ 33,626 $ 3,775+

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,775 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2025
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1346-054Q1 08/25